Related Party Balance And Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Major Transactions with Related Parties
(a)
Major transactions with related parties

		For the Years Ended December 31,
		2022	2023	2024
		US$	US$	US$
Issuance of loans to Beijing Puyan	(i)	—	—	1,404
Proceeds from repayment of loans to Beijing Puyan	(i)	1,435,833	2,886,378	54,762
Interest income from Beijing Puyan	(i)	173,376	6,709	1,571
Payment of interest free advance to Mr. Ding Rui	(ii)	244,092	270,823	—
Proceeds from collection of the advance to Mr. Ding Rui	(ii)	—	244,092	270,001
Purchase of materials from Shenzhen Zhichong	(iii)	117,676	70,698	428,046
Sell products to Zhichong New Energy	(iv)	64,549	406,373	1,690,196
Issuance of loans to Zhichong New Energy	(v)	—	94,738	—
Proceeds from repayment of loans to Zhichong New Energy	(v)	—	—	25,071
Interest free advances to two executive officers	(vi)	—	27,483	—
Proceeds from collection of advances to the two executive officers	(vi)	—	27,483	—
Interest free advance to Mr. Hou Yifei	(vii)	—	406,237	—
Proceeds from collection of the advance to Mr. Hou Yifei	(vii)	—	—	405,938

Schedule of Balance of Amounts Due from Related Parties
(b)
Balance of amounts due from related parties:

		As of December 31,
		2023	2024
		US$	US$
Beijing Puyan	(i)	354,777	298,254
Mr. Ding Rui	(ii)	271,487	—
Shenzhen Zhichong	(iii)	85,497	—
Zhichong New Energy	(iv)	551,286	1,917,418
Mr. Hou Yifei	(vii)	408,173	—
Total		1,671,220	2,215,672

Schedule of Balance of Amounts Due to a Related Party	(c) Balance of amounts due to a related party

		As of December 31,
		2023	2024
		US$	US$
Shenzhen Zhichong	(iii)	—	125,748
Total		—	125,748